Average Annual Total Returns - Institutional Class			12 Months Ended	47 Months Ended
		Mar. 27, 2026	Dec. 31, 2025	Dec. 31, 2025 [1]
Prospectus [Line Items]
Average Annual Return, Percent			9.47%	9.31%
Performance Inception Date		Jan. 19, 2022
After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			9.38%	9.12%
After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.67%	7.28%
S&P 500® Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]		17.88%	12.67%
CBOE S&P 500® BuyWrite Index
Prospectus [Line Items]
Average Annual Return, Percent	[3]		8.91%	7.35%

[1]	The Fund commenced operations on January 19, 2022.
[2]	The S&P 500® Total Return Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Investors cannot invest directly in an index.
[3]	The CBOE S&P 500 BuyWrite IndexSM (BXM) is a passive total return index based on (1) buying an S&P 500 stock index portfolio, and (2) “writing” (or selling) the near-term S&P 500 Index (SPXSM) “covered” call option, generally on the third Friday of each month. An investor cannot invest directly in an index.